N-2	6 Months Ended
May 31, 2023 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001500096
Amendment Flag	false
Document Type	N-CSR
Entity Registrant Name	KAYNE ANDERSON NEXTGEN ENERGY & INFRASTRUCTURE, INC.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

1.     Organization

Kayne Anderson NextGen Energy & Infrastructure, Inc. (the “Fund” or “KMF”) is a Maryland corporation and commenced operations on November 24, 2010. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end investment management company. The Fund’s investment objective is to provide a high level of return with an emphasis on making cash distributions to its stockholders. The Fund seeks to achieve that investment objective by investing at least 80% of its total assets in the securities of Energy Companies and Infrastructure Companies. The Fund expects to invest the majority of its assets in NextGen Companies. The Fund’s shares of common stock are listed on the New York Stock Exchange, Inc. (“NYSE”) under the symbol “KMF.” For more information about the Fund’s investment objective, policies and principal risks, see Investment Objective, Policies and Risks in the Fund’s most recently filed annual report.

Kayne Anderson Energy Infrastructure Fund, Inc. (“KYN”) and KMF have entered into a definitive agreement to combine the two funds (the “Merger”). The Merger and related transactions are subject to KYN and KMF stockholder approval. Additional information on the Merger is available in a preliminary joint proxy statement/prospectus (Form N-14) filed with the Securities and Exchange Commission (the “SEC”). KYN and KMF expect to mail a definitively joint proxy statement/prospectus to stockholders that will contain information about the Merger following a review period with the SEC.

Risk Factors [Table Text Block]

4.     Risk Considerations

The Fund’s investments are concentrated in the energy sector. A downturn in one or more industries within the energy sector, material declines in energy-related commodity prices, adverse political, legislative or regulatory developments or environmental, catastrophic or other events could have a larger impact on the Fund than on an investment company that does not concentrate in the energy sector. The performance of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The Fund also invests in securities of foreign issuers, predominantly those located in Canada and Europe. The value of those investments will fluctuate with market conditions, currency exchange rates and the economic and political climates of the foreign countries in which the issuers operate or are domiciled. Additionally, to the extent that the Fund invests a relatively high percentage of its assets in the securities of a limited number of issuers, the Fund may be more susceptible than a more widely diversified investment company to any single economic, political or regulatory occurrence.

The Fund may hedge against currency risk resulting from investing in securities valued in non-U.S. currencies. Currency hedging transactions in which the Fund may engage include buying or selling options or futures or entering into other foreign currency transactions including forward foreign currency contracts, currency swaps or options on currency and currency futures and other derivatives transactions. The use of hedging transactions may result in losses greater than if they had not been used, may require selling or purchasing portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold on to a security that it might otherwise sell.

At May 31, 2023, the Fund had the following investment concentrations:

Category	Percent of Long-Term Investments
Energy Companies(1)	100.0%
Equity securities	100.0%
NextGen Companies(1)	53.6%
Securities of PTPs	24.5%
Largest single issuer	9.9%
Restricted securities	6.8%

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(1)    Refer to the Glossary of Key Terms for the definition of Energy Companies and NextGen Companies.

For more information about the principal risks of investing in the Fund see Investment Objective, Policies and Risks in the Fund’s most recently filed annual report.

Share Price | $ / shares	$ 6.78
NAV Per Share | $ / shares	$ 8.24
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt [Table Text Block]

11.   Notes

At May 31, 2023, the Fund had $80,091 aggregate principal amount of Notes outstanding. During the six months ended May 31, 2023, the Fund both issued and redeemed $40,000 of Notes.

The table below sets forth a summary of the issuance, redemption and key terms of each series of Notes outstanding at May 31, 2023.

Series	Principal Outstanding, November 30, 2022	Principal Redeemed	Principal Issued	Principal Outstanding, May 31, 2023	Unamortized Issuance Costs	Estimated Fair Value May 31, 2023	Fixed Interest Rate	Maturity
D	$40,000	$(40,000)	$—	$—	$—	$—	3.34%	5/1/23
F	—	—	40,000	40,000	362	39,100	5.18%	3/29/33
H	21,856	—	—	21,856	6	22,000	3.72%	8/8/23
I	18,235	—	—	18,235	42	17,800	3.82%	8/8/25
	$80,091	$40,000	$40,000	$80,091	$410	$78,900

Holders of the Notes are entitled to receive cash interest payments semi-annually (on February 13 and August 13) at the fixed rate. As of May 31, 2023, the weighted average interest rate on the outstanding Notes was 4.47%.

As of May 31, 2023, each series of Notes was rated “AAA” by Kroll Bond Rating Agency (“KBRA”). In the event the credit rating on any series of Notes falls below “A-”, the interest rate on such series will increase by 1% during the period of time such series is rated below “A-”. The Fund is required to maintain a current rating from one rating agency with respect to each series of Notes and is prohibited from having any rating of less than investment grade (“BBB-”) with respect to each series of Notes.

The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The Notes contain various covenants related to other indebtedness, liens and limits on the Fund’s overall leverage. Under the 1940 Act and the terms of the Notes, the Fund may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.

The Notes are redeemable in certain circumstances at the option of the Fund. The Notes are also subject to a mandatory redemption to the extent needed to satisfy certain requirements if the Fund fails to meet an asset coverage ratio required by law and is not able to cure the coverage deficiency by the applicable deadline.

The Notes are unsecured obligations of the Fund and, upon liquidation, dissolution or winding up of the Fund, will rank: (1) senior to all of the Fund’s outstanding preferred shares; (2) senior to all of the Fund’s outstanding common shares; (3) on a parity with any unsecured creditors of the Fund and any unsecured senior securities representing indebtedness of the Fund; and (4) junior to any secured creditors of the Fund.

At May 31, 2023, the Fund was in compliance with all covenants under the Notes agreements.

Long Term Debt, Structuring [Text Block]

The table below sets forth a summary of the issuance, redemption and key terms of each series of Notes outstanding at May 31, 2023.

Series	Principal Outstanding, November 30, 2022	Principal Redeemed	Principal Issued	Principal Outstanding, May 31, 2023	Unamortized Issuance Costs	Estimated Fair Value May 31, 2023	Fixed Interest Rate	Maturity
D	$40,000	$(40,000)	$—	$—	$—	$—	3.34%	5/1/23
F	—	—	40,000	40,000	362	39,100	5.18%	3/29/33
H	21,856	—	—	21,856	6	22,000	3.72%	8/8/23
I	18,235	—	—	18,235	42	17,800	3.82%	8/8/25
	$80,091	$40,000	$40,000	$80,091	$410	$78,900

Long Term Debt, Dividends and Covenants [Text Block]

Holders of the Notes are entitled to receive cash interest payments semi-annually (on February 13 and August 13) at the fixed rate. As of May 31, 2023, the weighted average interest rate on the outstanding Notes was 4.47%.

As of May 31, 2023, each series of Notes was rated “AAA” by Kroll Bond Rating Agency (“KBRA”). In the event the credit rating on any series of Notes falls below “A-”, the interest rate on such series will increase by 1% during the period of time such series is rated below “A-”. The Fund is required to maintain a current rating from one rating agency with respect to each series of Notes and is prohibited from having any rating of less than investment grade (“BBB-”) with respect to each series of Notes.

The Notes were issued in private placement offerings to institutional investors and are not listed on any exchange or automated quotation system. The Notes contain various covenants related to other indebtedness, liens and limits on the Fund’s overall leverage. Under the 1940 Act and the terms of the Notes, the Fund may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to senior securities representing indebtedness (including the Notes) would be less than 300%.

The Notes are redeemable in certain circumstances at the option of the Fund. The Notes are also subject to a mandatory redemption to the extent needed to satisfy certain requirements if the Fund fails to meet an asset coverage ratio required by law and is not able to cure the coverage deficiency by the applicable deadline.

The Notes are unsecured obligations of the Fund and, upon liquidation, dissolution or winding up of the Fund, will rank: (1) senior to all of the Fund’s outstanding preferred shares; (2) senior to all of the Fund’s outstanding common shares; (3) on a parity with any unsecured creditors of the Fund and any unsecured senior securities representing indebtedness of the Fund; and (4) junior to any secured creditors of the Fund.

At May 31, 2023, the Fund was in compliance with all covenants under the Notes agreements.

Outstanding Security, Title [Text Block]	Common stock
Outstanding Security, Authorized [Shares] | shares	198,340,343
Outstanding Security, Held [Shares] | shares	47,197,462
Preferred Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

12.   Preferred Stock

At May 31, 2023, the Fund had 1,659,657 shares of MRP Shares outstanding, with a total liquidation value of $41,491 ($25.00 per share). The table below sets forth the key terms of each series of MRP Shares outstanding at May 31, 2023.

Series	Liquidation Value May 31, 2023	Unamortized Issuance Costs	Estimated Fair Value May 31, 2023	Rate		Mandatory Redemption Date
H	$9,491	$55	$9,100	4.07%		12/1/24
I	20,000	221	19,900	3-month LIBOR + 175 bps	(1)	6/1/26
J	12,000	158	10,700	2.44%		9/1/26
	$41,491	$434	$39,700

____________

(1)    Converts to 3-month SOFR plus 2.01% for dividend rates set after June 30, 2023.

Holders of the MRP Shares are entitled to receive cumulative cash dividend payments on the first business day following each quarterly period (February 28, May 31, August 31 and November 30).

As of May 31, 2023, each series of MRP Shares was rated “A+” by KBRA.

The dividend rate on the Fund’s MRP Shares can increase further if the credit rating is downgraded below “A” (as determined by the lowest credit rating assigned). Further, the annual dividend rate for all series of MRP Shares will increase by 4.0% if no ratings are maintained, and the annual dividend rate will increase by 5.0% if the Fund fails to make a dividend or certain other payments.

The MRP Shares rank senior to all of the Fund’s outstanding common shares and on parity with any other preferred stock. The MRP Shares are redeemable in certain circumstances at the option of the Fund and are also subject to a mandatory redemption if the Fund fails to meet a total leverage (debt and preferred stock) asset coverage ratio of 225%.

Under the terms of the MRP Shares, the Fund may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to total leverage would be less than 225%.

The holders of the MRP Shares have one vote per share and will vote together with the holders of common stock as a single class except on matters affecting only the holders of MRP Shares or the holders of common stock. The holders of the MRP Shares, voting separately as a single class, have the right to elect at least two directors of the Fund.

At May 31, 2023, the Fund was in compliance with the asset coverage requirements of its MRP Shares.

Security Dividends [Text Block]

Under the terms of the MRP Shares, the Fund may not declare dividends or make other distributions on shares of its common stock or make purchases of such shares if, at any time of the declaration, distribution or purchase, asset coverage with respect to total leverage would be less than 225%.

Security Voting Rights [Text Block]

The holders of the MRP Shares have one vote per share and will vote together with the holders of common stock as a single class except on matters affecting only the holders of MRP Shares or the holders of common stock. The holders of the MRP Shares, voting separately as a single class, have the right to elect at least two directors of the Fund.

Security Preemptive and Other Rights [Text Block]

The MRP Shares rank senior to all of the Fund’s outstanding common shares and on parity with any other preferred stock. The MRP Shares are redeemable in certain circumstances at the option of the Fund and are also subject to a mandatory redemption if the Fund fails to meet a total leverage (debt and preferred stock) asset coverage ratio of 225%.

Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

13.   Common Stock

At May 31, 2023, the Fund had 198,340,343 shares of common stock authorized and 47,197,462 shares outstanding. As of May 31, 2023, KAFA owned 4,000 shares of the Fund. During the six months ended May 31, 2023 and the fiscal year ended November 30, 2022, there were no common stock transactions.

Security Title [Text Block]	common stock